Notes to the Assets of the Balance Sheet - Summary of Change in Investments (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of shares in participation [abstract]
Beginning Balance		€ 0
Additions		359,000
Disposals		0
Through Other Comprehensive Income	[1],[2]	(127,458)	€ 0	€ 0
Through Profit Loss		0
Ending Balance		€ 232,000	€ 0

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.
[2]	Item will not be reclassified in terms of IAS 1.82A(a)(i) to profit or loss in subsequent periods.